Prepayments, Deposits and Other Assets, Net (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at the beginning of the year	$ 147	$ 6,149
Provision (reversal) for doubtful accounts	213,422	(5,817)
Write-off	(144)
Foreign currency translation adjustment	(978)	(185)
Balance at the end of the year	$ 212,447	$ 147